Note 15. Employee Related Liabilities (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule Of Fair Value of Plan Assets [Table Text Block]

In millions	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity mutual funds:
Large cap funds	$15.6	$—	$—	$15.6
Mid cap funds	3.7	—	—	3.7
Small cap funds	3.8	—	—	3.8
International funds	13.6	—	—	13.6
Emerging market funds	6.7	—	—	6.7
Fixed income funds:
Investment grade bond funds	58.7	—	—	58.7
Corporate bond funds	3.7	—	—	3.7
Emerging market bond funds	2.4	—	—	2.4
Group annuity contract	—	—	60.4	60.4
Total assets at fair value	$108.2	$—	$60.4	$168.6

In millions	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity mutual funds:
Large cap funds	$46.9	$—	$—	$46.9
Mid cap funds	13.7	—	—	13.7
Small cap funds	13.8	—	—	13.8
International funds	22.8	—	—	22.8
Emerging market funds	9.3	—	—	9.3
Fixed income funds:
Investment grade bond funds	6.9	—	—	6.9
Corporate bond funds	13.3	—	—	13.3
Group annuity contract	—	—	50.4	50.4
Total assets at fair value	$126.7	$—	$50.4	$177.1

Schedule of Net Benefit Costs
Net periodic post-retirement benefit (income) cost consists of the following:

	Pension Plans			Health Care and Other Plans
Year Ended December 31,	2014	2013	2012	2014	2013	2012
In millions
Service cost	$1.0	$1.0	$1.1	$—	$—	$—
Interest cost	7.1	6.7	7.8	0.7	0.7	0.8
Expected return on plan assets	(14.5)	(13.7)	(13.8)	—	—	—
Amortization of prior service credit	—	—	—	(0.7)	(0.7)	(0.7)
Net actuarial loss (gain)	1.8	2.9	4.1	(1.2)	(0.1)	(0.5)
Settlement charges	3.1	—	6.7	—	—	—
Net periodic benefit (income) cost	$(1.5)	$(3.1)	$5.9	$(1.2)	$(0.1)	$(0.4)

Schedule Of Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost

	Pension Plans			Health Care and Other Plans
Year Ended December 31,	2014	2013	2012	2014	2013	2012
Weighted-average assumptions:
Discount rate	3.80%	3.14%	3.65%	4.27%	3.38%	3.93%
Expected return on plan assets	8.39%	8.38%	8.34%	NA	NA	NA
Rate of compensation increase(1)	0.60%	0.44%	3.59%	3.75%	3.75%	3.75%
Current medical cost trend rate	NA	NA	NA	7.80%	8.00%	8.00%
Ultimate medical cost trend rate	NA	NA	NA	4.50%	4.50%	5.00%
Year the rate reaches ultimate trend rate	NA	NA	NA	2022	2022	2018

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
The following summarizes the change in benefit obligation, change in plan assets, and funded status of the plans:

	Pension Plans		Health Care and Other Plans
Year ended December 31,	2014	2013	2014	2013
In millions
Change in benefit obligation:
Benefit obligation at beginning of year	$197.0	$223.5	$17.1	$21.5
Service cost	1.0	1.0	—	—
Interest cost	7.1	6.7	0.7	0.7
Plan participants’ contributions	—	—	0.4	0.4
Actuarial loss (gain)	25.9	(16.2)	1.1	(4.2)
Gross benefits paid	(9.3)	(15.0)	(1.2)	(1.3)
Settlements	(7.7)	—	—	—
Currency exchange gain	(2.7)	(3.0)	—	—
Benefit obligation at end of year	$211.3	$197.0	$18.1	$17.1
Change in plan assets:
Fair value of plan assets at beginning of year	$181.2	$171.8	$—	$—
Actual gain on plan assets	8.0	23.7	—	—
Employer contributions	1.0	0.8	0.8	0.9
Plan participants’ contributions	—	—	0.4	0.4
Settlements	(7.6)	—	—	—
Gross benefits paid	(9.3)	(15.0)	(1.2)	(1.3)
Currency exchange loss	(0.2)	(0.1)	—	—
Fair value of plan assets at end of year	$173.1	$181.2	$—	$—
Net amount recognized	$(38.2)	$(15.8)	$(18.1)	$(17.1)
Amounts recognized in statement of financial position:
Other assets, noncurrent	$—	$18.4	$—	$—
Accrued liabilities, current	(0.5)	(0.8)	(1.1)	(1.3)
Pension and post-employment liabilities, noncurrent	(37.7)	(33.4)	(17.0)	(15.8)
Net amount recognized	$(38.2)	$(15.8)	$(18.1)	$(17.1)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Amounts recognized in accumulated other comprehensive loss (before tax):

	Pension Plans		Health Care and Other Plans
As of December 31,	2014	2013	2014	2013
In millions
Net actuarial loss (gain)	$84.6	$57.1	$(2.3)	$(4.4)
Prior service credit	—	—	(10.6)	(11.4)
Net amount recognized	$84.6	$57.1	$(12.9)	$(15.8)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
The estimated amounts that will be amortized from accumulated other comprehensive loss income into net periodic benefit cost (income) in 2015 are as follows:

	Pension Plans	Health Care and Other Plans
In millions
Actuarial loss (gain)	$3.0	$(0.2)
Prior service credit	—	(0.7)
Total	$3.0	$(0.9)

Schedule Of Weighted Average Assumptions Used in Calculating Benefit Obligation
The following is a table of the actuarial assumptions used to determine the benefit obligations of our pension and other post-employment plans:

	Pension Plans		Health Care and Other Plans
As of December 31,	2014	2013	2014	2013
Weighted-average assumptions:
Discount rate	3.24%	3.80%	3.58%	4.28%
Rate of compensation increase	0.51%	0.54%	3.75%	3.75%

Schedule of Allocation of Plan Assets
The pension plans are invested primarily in marketable securities, including common stocks, bonds and interest-bearing deposits. The weighted-average allocation of pension benefit plan assets at year ended December 31 were as follows:

		Actual Allocation
Asset Category (Dollars in millions)	2014 Target Allocation	2014	2013
Cash	—%	—%	2%
Group annuity contract	—%	36%	28%
Equity securities	30%	26%	59%
Fixed income securities	70%	38%	11%
Total	100%	100%	100%

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

	Pension Plans
	2014	2013
In millions
Projected benefit obligation, end of year	$211.3	$37.6
Accumulated benefit obligation, end of year	200.0	25.4
Fair value of plan assets, end of year	173.1	3.3

Schedule of Expected Benefit Payments
We estimate that the future benefits payable for the pension and other post-retirement plans are as follows:

	Pension Plans	Health Care and Other Plans
In millions
2015	$19.5	$1.1
2016	15.9	1.1
2017	13.7	1.1
2018	13.3	1.1
2019	12.3	1.1
2020-2024	59.9	5.3

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

	Year Ended
In millions	December 31, 2014	December 31, 2013
Balance, beginning of year	$50.4	$53.7
Purchases	14.9	0.2
Sales	(6.2)	(4.6)
Interest credit during the year	1.3	1.1
Balance, end of year	$60.4	$50.4